Pensions	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Pensions	Pensions
Accounting policies
Equinor offers pension plans that provide either a
defined benefit upon retirement or a pension
based on defined contributions and returns. A
portion of the contributions are provided for as
notional contributions, for which the liability
increases with a promised notional return, set
equal to the actual return of assets invested
through the ordinary defined contribution plan. For
defined benefit plans, the benefit to be received by
employees generally depends on many factors
including length of service, retirement date and
future salary levels.
Equinor's proportionate share of multi-employer
defined benefit plans is recognised as liabilities in
the Consolidated balance sheet as sufficient
information is considered available, and a reliable
estimate of the obligation can be made.
The cost of pension benefit plans is expensed over
the period that the employees render services and
become eligible to receive benefits. The calculation
is performed by an external actuary. Equinor's net
obligation from defined benefit pension plans is
calculated separately for each plan by estimating
the amount of future benefit that employees have
earned in return for their services in the current
and prior periods. That benefit is discounted to
determine its present value, and the fair value of
any plan assets is deducted.
The recognition of a net surplus for the funded
plan is based on the assumption that the net assets
represent a future value for Equinor, either as a
possible distribution to premium fund which can be
used for future funding of new liabilities, or as
disbursement of equity in the pension fund.
Contributions to defined contribution schemes are
recognised in the Consolidated statement of
income as pension costs in the period in which the
contribution amounts are earned by the
employees.
Notional contribution plans, reported in the parent
company Equinor ASA, are recognised as Pension
liabilities with the actual value of the notional
contributions and promised return at reporting
date. Notional contributions are recognised in the
Consolidated statement of income as periodic
pension cost, while changes in fair value of the
employees’ notional assets are reflected in the
Consolidated statement of income under Net
financial items.
Periodic pension cost is accumulated in cost pools
and allocated to business areas and Equinor’s
operated joint operations (licences) on an hours’
incurred basis and recognised in the Consolidated
statement of income based on the function of the
cost.
Pension plans in Equinor
The main pension plans for Equinor ASA and its most
significant subsidiaries are defined contribution plans
which includes certain unfunded elements (notional
contribution plans). In addition, several employees
and former employees of the Equinor group is a
member of certain defined benefit plans. The benefit
plan in Equinor ASA was closed in 2015 for new
employees and for employees with more than 15
years to regular retirement age. Equinor's defined
benefit plans are generally based on a minimum of 30
years of service and 66% of the final salary level,
including an assumed benefit from the Norwegian
National Insurance Scheme. The Norwegian
companies in the group are subject to, and complies
with, the requirements of the Norwegian Mandatory
Company Pensions Act.
The defined benefit plans in Norway are managed
and financed through Equinor Pensjon (Equinor's
pension fund - hereafter Equinor Pension). Equinor
Pension is an independent pension fund that covers
the employees in Equinor's Norwegian companies.
The pension fund's assets are kept separate from the
company's and group companies' assets. Equinor
Pension is supervised by the Financial Supervisory
Authority of Norway ("Finanstilsynet") and is licenced
to operate as a pension fund.
Equinor has more than one defined benefit plan, but
the disclosure is made in total since the plans are not
subject to materially different risks. Pension plans
outside Norway are not material and as such not
disclosed separately. In this note pension costs are
presented on a gross basis before allocation to
licence partners. In the Consolidated statement of
income, the pension costs in Equinor ASA are
presented net of costs allocated to licence partners.
Equinor is also a member of a Norwegian national
agreement-based early retirement plan (“AFP”), and
the premium is calculated based on the employees'
income but limited to 7.1 times the basic amount in the
National Insurance scheme (7.1 G). The premium is
payable for all employees until age 62. Pension from
the AFP scheme will be paid from the AFP plan
administrator to employees for their full lifetime.
Net pension cost
Total pension costs amount to USD 495 million in
2024, USD 441 million in 2023 and USD 459 million in
2022. In addition, interest cost and interest income
related to defined benefit plans are included in the
Consolidated statement of income within Net financial
items.

Changes in pension liabilities and plan assets during the year
(in USD million)	2024	2023

Pension liabilities at 1 January	8,328	7,664
Current service cost	153	145
Interest cost	376	318
Actuarial (gains)/losses and currency effects	(1,348)	338
Other changes in notional contribution liability and other effects	61	56
Benefits paid	(284)	(284)
Losses/(gains) from curtailment, settlement or plan amendment	—	91
Pension liabilities at 31 December	7,286	8,328

Fair value of plan assets at 1 January	5,664	5,213
Interest income	204	190
Return on plan assets (excluding interest income)	259	202
Company contributions	129	211
Benefits paid	(148)	(141)
Losses (gains) from curtailment, settlement or plan amendment	—	113
Other effects	—	—
Foreign currency translation effects	(587)	(124)

Fair value of plan assets at 31 December	5,522	5,664

Net pension liability at 31 December	1,765	2,664

Represented by:
Asset recognised as non-current pension assets (funded plan)	1,717	1,260
Liability recognised as non-current pension liabilities (unfunded plans)	3,482	3,925

Pension liabilities specified by funded and unfunded pension plans	7,286	8,328

Funded	3,808	4,404
Unfunded	3,478	3,925
Equinor recognised an actuarial gain from changes in financial assumptions in 2024. The interest rate increased by
50 basis points compared to year end 2023. An actuarial loss was recognised in 2023.

Actuarial assumptions
	Assumptions used to determine benefit obligations in %
Rounded to the nearest quartile	2024	2023

Discount rate	4.25	3.75
Rate of compensation increase	4.00	4.00
Expected rate of pension increase	3.25	3.25
Expected increase of social security base amount (G-amount)	3.75	3.75

Weighted-average duration of the defined benefit obligation	13.00	13.25
The assumptions presented are for the Norwegian companies in Equinor which are members of Equinor's pension fund. The defined benefit plans of other subsidiaries are immaterial to the consolidated pension assets and liabilities.
Sensitivity analysis
The table below presents an estimate of the potential
effects of changes in discount rate and expected rate
of pension increase for the defined benefit plans. The
following estimates are based on facts and
circumstances as of 31 December 2024.

	Discount rate		Expected rate of pension increase
(in USD million)	0.50%	(0.50)%	0.50%	(0.50)%

Effect on:
Defined benefit obligation at 31 December 2024	(409)	458	396	(362)
The sensitivity of the financial results to each of the
key assumptions has been estimated based on the
assumption that all other factors would remain
unchanged. The estimated effects on the financial
result would differ from those that would actually
appear in the Consolidated financial statements
because the Consolidated financial statements would
also reflect the relationship between these
assumptions.
Pension assets
The plan assets related to the defined benefit plans
were measured at fair value. Equinor Pension invests
in both financial assets and real estate.
In 2024, 98% of the equity securities and 6% of bonds
had quoted market prices in an active market. 2% of
the equity securities, 94% of bonds and 100% of
money market instruments had market prices based
on inputs other than quoted prices. If quoted market
prices are not available, fair values are determined
from external calculation models based on market
observations from various sources.
In 2023, 100% of the equity securities and 13% of
bonds had quoted market prices in an active market.

(in %)	2024	2023	Target portfolio weight

Equity securities	34.1	33.6	29 - 37
Interest bearing investments	61.7	61.7	53 - 66
Real estate	4.2	4.7	5 - 10

Total	100.0	100.0
87% of bonds and 100% of money market instruments
had market prices based on inputs other than quoted
prices.
For definition of the various levels, see note 28
Financial instruments and fair value measurement.
Estimated company contributions to be made to
Equinor Pension in 2025 is approximately USD  71
million.
The table below presents the portfolio weighting as
approved by the board of Equinor Pension for 2024.
The portfolio weight during a year will depend on the
risk capacity.